SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SHORT-TERM INVESTMENTS [Abstract]
Schedule of Short-Term Investments	Short-term investments consist of the following:
	As of December 31,
	2016	2017

Aggregate cost basis	$-	$3,766
Gross unrealized holding gain	$-	$17

Aggregate fair value	$-	$3,783